Pension - Actuarial Assumptions and Plan Assets Target Allocations (Details)	12 Months Ended
Apr. 24, 2026
Actuarial assumptions used to determine net periodic benefit obligations
Effective discount rate on benefit obligations	1.67%
Salary increase rate	2.65%
Cash balance interest credit rate	2.63%
Actuarial assumptions used to determine net periodic benefit cost
Effective discount rate on benefit obligations	1.67%
Effective rate for interest cost on benefit obligations	1.51%
Effective discount rate for service cost	2.08%
Effective rate for interest on service cost	1.92%
Expected return on assets	3.97%
Salary increase rate	2.65%
Cash balance interest credit rate	2.63%